First Trust Senior Loan Fund (FTSL)
Portfolio of Investments
January 31, 2025 (Unaudited)

Principal Value	Description	Rate (a)	Stated Maturity (b)	Value
SENIOR FLOATING-RATE LOAN INTERESTS — 86.0%
	Aerospace & Defense — 0.9%
$2,610,279	BBA Aviation (Signature Aviation US Holdings, Inc./Brown Group Holding LLC), Term Loan B1, 1 Mo. CME Term SOFR + 2.50%, 0.50% Floor	6.81%	07/01/31	$2,621,372
4,041,076	Signia Aerospace LLC, Term Loan B, 3 Mo. CME Term SOFR + 3.00%, 0.50% Floor	7.40%	12/11/31	4,060,029
2,897,778	Standard Aero Ltd. (Dynasty Acq. Co.), Term Loan B1, 1 Mo. CME Term SOFR + 2.25%, 0.00% Floor	6.56%	10/31/31	2,912,759
1,102,222	Standard Aero Ltd. (Dynasty Acq. Co.), Term Loan B2, 1 Mo. CME Term SOFR + 2.25%, 0.00% Floor	6.56%	10/28/31	1,107,921
2,481,394	TransDigm, Inc., Term Loan J, 3 Mo. CME Term SOFR + 2.50%, 0.00% Floor	6.83%	02/28/31	2,493,491
7,714,465	TransDigm, Inc., Term Loan K, 3 Mo. CME Term SOFR + 2.75%, 0.00% Floor	7.08%	03/22/30	7,753,694
				20,949,266
	Alternative Carriers — 0.9%
20,359,989	Level 3 Financing, Inc., Term Loan B1, 1 Mo. CME Term SOFR + 6.56%, 2.00% Floor	10.87%	04/16/29	20,665,389
	Apparel Retail — 0.1%
2,538,586	Authentic Brands Group (ABG Intermediate Holdings 2 LLC), Refi Term Loan B, 1 Mo. CME Term SOFR + 2.25%, 0.00% Floor	6.56%	12/21/28	2,553,436
	Application Software — 12.3%
2,631,462	Applied Systems, Inc., Refi Term Loan, 3 Mo. CME Term SOFR + CSA + 2.75%, 0.00% Floor	7.08%	02/24/31	2,660,093
2,300,000	Applied Systems, Inc., Term Loan B, 1 Mo. CME Term SOFR + 3.00%, 0.00% Floor	7.33%	02/24/31	2,325,024
27,941,021	CCC Intelligent Solutions, Inc., 2032 Term Loan B, 1 Mo. CME Term SOFR + 2.00%, 0.50% Floor	6.31%	01/31/32	28,074,858
5,631,179	ConnectWise LLC, Term Loan B, 3 Mo. CME Term SOFR + CSA + 3.50%, 0.50% Floor	8.09%	09/30/28	5,683,267
4,377,787	Darktrace PLC (Leia Finco US LLC), Term Loan (Second Lien), 3 Mo. CME Term SOFR + 5.25%, 0.00% Floor	9.54%	10/09/32	4,350,426
24,322,873	Darktrace PLC (Leia Finco US LLC), Term Loan B, 3 Mo. CME Term SOFR + 3.25%, 0.00% Floor	7.54%	10/09/31	24,372,248
2,627,089	Envestnet, Inc. (BCPE Pequod Buyer, Inc.), Term Loan B, 3 Mo. CME Term SOFR + 3.50%, 0.00% Floor	7.79%	11/25/31	2,658,838
15,581,576	Epicor Software Corp., Term Loan B, 1 Mo. CME Term SOFR + 2.75%, 0.75% Floor	7.06%	05/30/31	15,725,472
27,297,657	Genesys Cloud Services Holding II LLC, Term Loan B, 1 Mo. CME Term SOFR + 2.50%, 0.00% Floor	6.81%	01/31/32	27,400,160
2,690,999	Inmar, Inc., Term Loan B, 1 Mo. CME Term SOFR + 5.00%, 0.50% Floor	9.31%	10/31/31	2,708,383
3,053,342	Inmar, Inc., Term Loan B, 3 Mo. CME Term SOFR + 5.00%, 0.50% Floor	9.33%-9.51%	10/31/31	3,073,067
6,932,194	Internet Brands, Inc. (WebMD/MH Sub I LLC), 2023 New Term Loan B, 1 Mo. CME Term SOFR + 4.25%, 0.50% Floor	8.56%	05/03/28	6,869,388
5,331,088	Internet Brands, Inc. (WebMD/MH Sub I LLC), Term Loan (Second Lien), 1 Mo. CME Term SOFR + 6.25%, 0.00% Floor	10.56%	02/23/29	5,275,565
14,409,323	LogMeIn, Inc. (GoTo Group, Inc.), First Out Term Loan (First Lien), 3 Mo. CME Term SOFR + CSA + 4.75%, 0.00% Floor	9.19%	04/30/28	13,342,169
12,842,308	LogMeIn, Inc. (GoTo Group, Inc.), Second Out Term Loan (First Lien), 3 Mo. CME Term SOFR + CSA + 4.75%, 0.00% Floor	9.19%	04/30/28	6,466,102

First Trust Senior Loan Fund (FTSL)
Portfolio of Investments (Continued)
January 31, 2025 (Unaudited)
Principal Value	Description	Rate (a)	Stated Maturity (b)	Value
SENIOR FLOATING-RATE LOAN INTERESTS (Continued)
	Application Software (Continued)
$15,954,054	McAfee Corp. (Condor Merger Sub, Inc.), Term Loan B, 1 Mo. CME Term SOFR + 3.00%, 0.50% Floor	7.34%	03/01/29	$16,031,830
10,110,923	NCR Digital Banking (Dragon Buyer, Inc.), Term Loan B, 3 Mo. CME Term SOFR + 3.25%, 0.00% Floor	7.58%	09/30/31	10,171,436
10,036,984	Open Text Corp. (GXS), Term Loan B, 1 Mo. CME Term SOFR + 1.75%, 0.50% Floor	6.06%	01/31/30	10,061,524
8,583,901	Qlik Technologies (Project Alpha Intermediate Holding, Inc.), Incr Term Loan B, 3 Mo. CME Term SOFR + 3.25%, 0.50% Floor	7.58%	10/28/30	8,677,337
891,018	Qlik Technologies (Project Alpha Intermediate Holding, Inc.), Term Loan (Second Lien), 1 Mo. CME Term SOFR + 5.00%, 0.50% Floor	9.31%	11/21/32	901,042
6,827,262	Qlik Technologies (Project Alpha Intermediate Holding, Inc.), Term Loan B, 3 Mo. CME Term SOFR + 3.25%, 0.50% Floor	7.58%	10/28/30	6,901,576
859,167	RealPage, Inc., Term Loan B, 3 Mo. CME Term SOFR + CSA + 3.00%, 0.50% Floor	7.59%	04/24/28	859,437
28,308,922	SolarWinds Holdings, Inc., Term Loan B, 1 Mo. CME Term SOFR + 2.75%, 0.00% Floor	7.06%	02/05/30	28,521,238
11,627,323	Solera Holdings, Inc. (Polaris Newco), Term Loan B, 1 Mo. CME Term SOFR + CSA + 4.00%, 0.50% Floor	8.55%	06/04/28	11,654,706
365,111	Tenable, Inc., Term Loan B, 1 Mo. CME Term SOFR + CSA + 2.75%, 0.50% Floor	7.18%	07/07/28	367,849
20,325,071	Ultimate Software Group (UKG, Inc.), Term Loan B, 3 Mo. CME Term SOFR + 3.00%, 0.00% Floor	7.30%	02/10/31	20,468,871
22,730,683	Veeam Software Holdings Limited (VS Buyer LLC), Term Loan B, 1 Mo. CME Term SOFR + 2.75%, 0.00% Floor	7.05%	04/14/31	22,887,070
				288,488,976
	Asset Management & Custody Banks — 1.9%
6,159,870	Alter Domus (Chrysaor Bidco S.A.R.L.), Term Loan B, 3 Mo. CME Term SOFR + 3.50%, 0.50% Floor	7.79%	10/31/31	6,237,977
13,696,069	Ascensus Holdings, Inc. (Mercury), Term Loan B, 1 Mo. CME Term SOFR + 3.00%, 0.00% Floor	7.31%	08/02/28	13,735,993
1,755,315	Assetmark Financial Holdings (GTCR Everest Borrower LLC), Initial Term Loan B, 3 Mo. CME Term SOFR + 2.75%, 0.00% Floor	7.08%	09/05/31	1,761,292
11,094,974	Edelman Financial Engines Center LLC, Refi Term Loan B, 1 Mo. CME Term SOFR + 3.00%, 0.00% Floor	7.31%	04/07/28	11,193,109
10,710,985	Edelman Financial Engines Center LLC, Term Loan (Second Lien), 1 Mo. CME Term SOFR + 5.25%, 0.00% Floor	9.56%	10/06/28	10,871,649
				43,800,020
	Automotive Parts & Equipment — 1.0%
17,521,604	Clarios Global, L.P. (Power Solutions), 2032 Term Loan B, 1 Mo. CME Term SOFR + 2.75%, 0.00% Floor	7.07%	01/31/32	17,580,039
4,995,000	Clarios Global, L.P. (Power Solutions), Term Loan B, 1 Mo. CME Term SOFR + 2.50%, 0.00% Floor	6.81%	05/06/30	4,996,873
				22,576,912
	Automotive Retail — 1.5%
4,358,379	Highline Aftermarket Acquisition LLC, Term Loan B, 1 Mo. CME Term SOFR + 4.00%, 0.75% Floor	8.31%	11/09/27	4,385,619

First Trust Senior Loan Fund (FTSL)
Portfolio of Investments (Continued)
January 31, 2025 (Unaudited)
Principal Value	Description	Rate (a)	Stated Maturity (b)	Value
SENIOR FLOATING-RATE LOAN INTERESTS (Continued)
	Automotive Retail (Continued)
$11,194,965	Les Schwab Tire Centers (LS Group OpCo Acq. LLC), Refi Term Loan B, 1 Mo. CME Term SOFR + 2.50%, 0.00% Floor	6.81%	04/23/31	$11,238,681
19,065,460	Mavis Tire Express Services Topco Corp., Refi Term Loan B, 1 Mo. CME Term SOFR + 3.00%, 0.75% Floor	7.31%	05/04/28	19,169,843
				34,794,143
	Broadline Retail — 0.7%
15,383,542	Peer Holding III B.V. (Action Holding), USD Term Loan B5, 3 Mo. CME Term SOFR + 3.00%, 0.00% Floor	7.33%	07/01/31	15,483,535
	Building Products — 0.3%
1,092,428	TAMKO Building Products, Term Loan B, 1 Mo. CME Term SOFR + 2.75%, 0.00% Floor	7.06%	09/20/30	1,859,314
3,277,283	TAMKO Building Products, Term Loan B, 3 Mo. CME Term SOFR + 2.75%, 0.00% Floor	7.05%-7.08%	09/20/30	5,577,940
				7,437,254
	Cable & Satellite — 1.2%
10,223,922	Charter Communications Operating LLC, Term Loan B4, 3 Mo. CME Term SOFR + 2.00%, 0.00% Floor	6.31%	12/07/30	10,223,717
17,204,695	Charter Communications Operating LLC, Term Loan B-5, 3 Mo. CME Term SOFR + 2.25%, 0.00% Floor	6.56%	12/15/31	17,207,964
				27,431,681
	Casinos & Gaming — 1.1%
4,290,084	Caesars Entertainment, Inc. (f/k/a Eldorado Resorts), 2031 Maturity Term Loan B1, 1 Mo. CME Term SOFR + 2.25%, 0.50% Floor	6.56%	02/06/31	4,309,303
12,822,443	Flutter Entertainment PLC (Flutter Treasury DAC), Refi Term Loan, 3 Mo. CME Term SOFR + 1.75%, 0.50% Floor	6.08%	11/25/30	12,849,948
6,423,068	Golden Nugget, Inc. (Fertitta Entertainment LLC), Term Loan B, 1 Mo. CME Term SOFR + 3.50%, 0.50% Floor	7.81%	01/27/29	6,463,566
490,041	Light & Wonder International, Inc. (FKA Scientific Games International, Inc.), 2024 Refi Term Loan B, 1 Mo. CME Term SOFR + 2.25%, 0.50% Floor	6.55%	04/16/29	492,748
3,000,000	Scientific Games Holdings, L.P. (Scientific Games Lottery), 2024 Refi Term Loan B, 3 Mo. CME Term SOFR + 3.00%, 0.50% Floor	7.30%	04/04/29	3,013,740
				27,129,305
	Commercial Printing — 0.8%
20,784,598	Multi-Color Corp. (LABL, Inc.), Initial Dollar Term Loan, 1 Mo. CME Term SOFR + CSA + 5.00%, 0.50% Floor	9.41%	10/29/28	19,529,728
	Commodity Chemicals — 0.4%
8,962,676	Charter Next Generation, Inc., Term Loan B, 1 Mo. CME Term SOFR + 3.00%, 0.75% Floor	7.33%	12/01/30	9,032,450
	Construction & Engineering — 0.3%
3,991,149	APi Group DE, Inc., Term Loan B, 1 Mo. CME Term SOFR + 2.00%, 0.00% Floor	6.31%	01/03/29	4,005,976
2,000,000	Construction Partners, Inc., Term Loan B, 1 Mo. CME Term SOFR + 2.50%, 0.00% Floor	6.81%	11/01/31	2,007,080
				6,013,056
	Construction Materials — 0.7%
8,677,500	Quikrete Holdings, Inc., 2025 Term Loan B, 1 Mo. CME Term SOFR + 2.25%, 0.00% Floor	6.56%	01/30/32	8,731,734

First Trust Senior Loan Fund (FTSL)
Portfolio of Investments (Continued)
January 31, 2025 (Unaudited)
Principal Value	Description	Rate (a)	Stated Maturity (b)	Value
SENIOR FLOATING-RATE LOAN INTERESTS (Continued)
	Construction Materials (Continued)
$6,363,445	Quikrete Holdings, Inc., Term Loan B2 2029, 1 Mo. CME Term SOFR + 2.25%, 0.00% Floor	6.56%	03/18/29	$6,387,308
992,500	Summit Materials LLC, 2024 Refi Term Loan, 1 Mo. CME Term SOFR + 1.75%, 0.00% Floor	6.06%	01/12/29	994,674
				16,113,716
	Consumer Finance — 0.8%
18,339,037	Creative Planning Group (CPI Holdco), Initial Term Loan, 1 Mo. CME Term SOFR + 2.00%, 0.00% Floor	6.31%	05/19/31	18,358,201
	Consumer Staples Merchandise Retail — 0.0%
1,000,000	BJ’s Wholesale Club, Inc., Term Loan B, 1 Mo. CME Term SOFR + 1.75%, 0.00% Floor	6.08%	02/03/29	1,008,855
	Data Processing & Outsourced Services — 0.7%
17,292,732	Consilio (Skopima Consilio Parent LLC), Refi Term Loan B, 1 Mo. CME Term SOFR + 3.75%, 0.50% Floor	8.06%	05/17/28	17,373,230
	Diversified Financial Services — 0.5%
12,000,290	Gen II Fund Services (PEX Holdings LLC), Term Loan B, 3 Mo. CME Term SOFR + 2.75%, 0.00% Floor	7.08%	11/19/31	12,052,792
	Diversified Metals & Mining — 0.3%
6,623,834	SCIH Salt Holdings, Inc. (aka Morton Salt), Term Loan B, 3 Mo. CME Term SOFR + 3.00%, 0.75% Floor	7.29%	01/31/29	6,660,728
	Diversified Support Services — 0.6%
14,006,529	First Advantage Corp., Term Loan B, 1 Mo. CME Term SOFR + 3.25%, 0.00% Floor	7.56%	10/31/31	14,153,178
831,250	Vestis Corp., Term Loan B-1, 3 Mo. CME Term SOFR + 2.25%, 0.00% Floor	6.76%	02/22/31	834,105
				14,987,283
	Electric Utilities — 0.2%
500,000	Lightning Power LLC, Term Loan B, 1 Mo. CME Term SOFR + 2.25%, 0.00% Floor	6.58%	08/18/31	503,378
3,960,000	Vistra Operations Co. LLC (TEX/TXU), Refi Term Loan, 1 Mo. CME Term SOFR + 1.75%, 0.00% Floor	6.06%	12/20/30	3,970,652
				4,474,030
	Electronic Equipment & Instruments — 0.6%
1,147,748	Chamberlain Group, Inc. (Chariot), Term Loan B, 1 Mo. CME Term SOFR + CSA + 3.25%, 0.50% Floor	7.66%	11/03/28	1,154,927
12,648,463	Verifone Systems, Inc., Term Loan B, 3 Mo. CME Term SOFR + CSA + 4.00%, 0.00% Floor	8.78%	08/20/25	12,008,830
				13,163,757
	Environmental & Facilities Services — 0.5%
6,130,610	Allied Universal Holdco LLC, Initial Term Loan, 1 Mo. CME Term SOFR + CSA + 3.75%, 0.50% Floor	8.16%	05/14/28	6,158,657
4,682,096	GFL Environmental, Inc. (Wrangler Holdco Corp.), 2024 Refi Term Loan, 3 Mo. CME Term SOFR + 2.00%, 0.50% Floor	6.31%	06/30/31	4,687,879
				10,846,536
	Health Care Facilities — 3.6%
13,993,905	Ardent Health Services, Inc. (AHP Health Partners, Inc.), 2024 Refi Term Loan, 1 Mo. CME Term SOFR + 2.75%, 0.50% Floor	7.06%	08/24/28	14,127,267
4,377,273	Concentra Health Services, Inc., Refi Term Loan B, 1 Mo. CME Term SOFR + CSA + 2.00%, 0.00% Floor	6.31%	07/26/31	4,390,952

First Trust Senior Loan Fund (FTSL)
Portfolio of Investments (Continued)
January 31, 2025 (Unaudited)
Principal Value	Description	Rate (a)	Stated Maturity (b)	Value
SENIOR FLOATING-RATE LOAN INTERESTS (Continued)
	Health Care Facilities (Continued)
$3,863,893	Hanger, Inc., Term Loan B, 1 Mo. CME Term SOFR + 3.50%, 0.00% Floor	7.81%	10/23/31	$3,907,362
12,828,562	IVC Evidensia (VetStrategy Canada/IVC Acquisition Midco LTD.), Term Loan B-12, 3 Mo. CME Term SOFR + 3.75%, 0.50% Floor	8.04%	12/06/28	12,912,782
21,875,782	Select Medical Corp., Term Loan B-2, 1 Mo. CME Term SOFR + 2.00%, 0.00% Floor	6.33%	11/30/31	21,980,677
27,077,375	Southern Veterinary Partners LLC, Term Loan B, 3 Mo. CME Term SOFR + 3.25%, 0.00% Floor	7.71%	12/04/31	27,319,988
				84,639,028
	Health Care Services — 1.7%
7,106,265	Ensemble RCM LLC (Ensemble Health), 2024 Refi Loan, 3 Mo. CME Term SOFR + 3.00%, 0.00% Floor	7.29%	08/01/29	7,174,343
11,970,511	ExamWorks Group, Inc. (Electron Bidco), Refi Term Loan, 1 Mo. CME Term SOFR + 2.75%, 0.50% Floor	7.06%	11/01/28	12,068,489
9,543,929	R1 RCM, Inc. (Raven Acq. Holdings LLC), Term Loan B, 1 Mo. CME Term SOFR + 3.25%, 0.00% Floor	7.56%	11/19/31	9,588,261
2,599,794	Radnet Management, Inc., Refi Term Loan, 3 Mo. CME Term SOFR + 2.25%, 0.00% Floor	6.77%	04/18/31	2,619,292
8,783,625	Surgery Centers Holdings, Inc., 2024 Refi Term Loan, 1 Mo. CME Term SOFR + 2.75%, 0.00% Floor	7.06%	12/19/30	8,831,364
				40,281,749
	Health Care Supplies — 1.5%
36,292,395	Medline Borrower, L.P. (Mozart), Term Loan B, 1 Mo. CME Term SOFR + 2.25%, 0.50% Floor	6.56%	10/23/28	36,504,887
	Health Care Technology — 6.2%
36,605,941	athenahealth Group, Inc., Refi Term Loan B, 1 Mo. CME Term SOFR + 3.00%, 0.50% Floor	7.31%	02/04/29	36,695,443
8,107,813	Cotiviti, Inc. (Verscend), Fixed Rate Term Loan, Fixed Rate at 7.63%	7.63%	05/01/31	8,190,553
21,469,312	Cotiviti, Inc. (Verscend), Term Loan B, 1 Mo. CME Term SOFR + 2.75%, 0.00% Floor	7.09%	04/30/31	21,643,750
32,835,976	Mediware (Wellsky/Project Ruby Ultimate Parent Corp.), Term Loan B-4, 1 Mo. CME Term SOFR + CSA + 3.00%, 0.00% Floor	7.43%	03/10/28	33,024,126
1,745,910	PointClickCare Technologies, Inc., Term Loan B, 3 Mo. CME Term SOFR + 3.25%, 0.00% Floor	7.58%	10/31/31	1,760,646
25,155,074	Waystar Technologies, Inc., Refi Term Loan B, 1 Mo. CME Term SOFR + 2.25%, 0.00% Floor	6.56%	10/22/29	25,312,293
4,913,467	WS Audiology (Auris Lux III S.A.R.L.), USD Term Loan B6, 6 Mo. CME Term SOFR + 3.75%, 0.00% Floor	8.18%	02/28/29	4,987,169
14,975,786	Zelis Payments Buyer, Inc., Term Loan B-2, 1 Mo. CME Term SOFR + 2.75%, 0.00% Floor	7.06%	09/28/29	15,034,341
				146,648,321
	Home Furnishings — 0.3%
2,540,270	Restoration Hardware (RH), Term Loan B, 1 Mo. CME Term SOFR + CSA + 2.50%, 0.50% Floor	6.93%	10/20/28	2,530,350
5,546,834	Restoration Hardware (RH), Term Loan B-2, 1 Mo. CME Term SOFR + CSA + 3.25%, 0.50% Floor	7.66%	10/20/28	5,547,417
				8,077,767

First Trust Senior Loan Fund (FTSL)
Portfolio of Investments (Continued)
January 31, 2025 (Unaudited)
Principal Value	Description	Rate (a)	Stated Maturity (b)	Value
SENIOR FLOATING-RATE LOAN INTERESTS (Continued)
	Hotels, Resorts & Cruise Lines — 0.1%
$1,739,053	Alterra Mountain Co., Term Loan B-6, 1 Mo. CME Term SOFR + 2.75%, 0.00% Floor	7.06%	08/17/28	$1,753,191
	Household Products — 0.0%
449,881	Energizer Holdings, Inc., 2024 Refi Term Loan B, 1 Mo. CME Term SOFR + 2.00%, 0.00% Floor	6.30%	12/22/27	450,724
	Human Resource & Employment Services — 0.1%
1,536,689	Alight, Inc. (fka Tempo Acq.), Refi Term Loan B, 1 Mo. CME Term SOFR + 1.75%, 0.50% Floor	6.06%	08/31/28	1,538,195
1,994,967	Alight, Inc. (fka Tempo Acq.), Term Loan B, 1 Mo. CME Term SOFR + 1.75%, 0.50% Floor	6.11%	08/31/28	1,996,922
				3,535,117
	Independent Power Producers & Energy Traders — 0.5%
5,970,000	Calpine Construction Finance Co., L.P., Term Loan B, 1 Mo. CME Term SOFR + 2.00%, 0.00% Floor	6.31%	07/31/30	5,983,253
4,356,459	Cornerstone Generation LLC, Term Loan B, 1 Mo. CME Term SOFR + 3.25%, 0.00% Floor	7.56%	01/31/32	4,389,590
1,747,853	Talen Energy Supply, Inc., Incremental Term Loan B, 2 Mo. CME Term SOFR + 2.50%, 0.00% Floor	7.02%	12/15/31	1,757,327
				12,130,170
	Industrial Machinery & Supplies & Components — 2.0%
17,476,261	Filtration Group Corp., Term Loan B, 1 Mo. CME Term SOFR + 3.00%, 0.50% Floor	7.31%	10/21/28	17,635,819
8,270,665	Madison IAQ LLC, 2025 Refi Term Loan B, 6 Mo. CME Term SOFR + 2.50%, 0.50% Floor	6.76%	06/21/28	8,296,511
1,755,491	nVent Thermal Management (BCP VI Sumit), Term Loan B, 1 Mo. CME Term SOFR + 3.50%, 0.00% Floor	7.81%	01/31/32	1,774,424
14,150,943	Pro Mach, Inc., Term Loan B, 1 Mo. CME Term SOFR + 3.50%, 1.00% Floor	7.81%	08/31/28	14,282,122
4,389	Service Logic Acq, Inc. (MSHC), Term Loan B, 1 Mo. CME Term SOFR + 3.50%, 0.75% Floor	7.81%	10/29/27	4,427
1,742,325	Service Logic Acq, Inc. (MSHC), Term Loan B, 3 Mo. CME Term SOFR + 3.50%, 0.75% Floor	7.79%	10/29/27	1,757,571
1,750,130	SPX Flow, Inc., Dec. 2024 Refi Term Loan B, 1 Mo. CME Term SOFR + 3.00%, 0.50% Floor	7.31%	04/05/29	1,768,646
507,060	TK Elevator Newco GMBH (Vertical U.S. Newco, Inc.), 2024 USD Refi Loan, 6 Mo. CME Term SOFR + 3.50%, 0.50% Floor	7.74%	04/30/30	511,419
				46,030,939
	Insurance Brokers — 11.6%
9,739,504	Acrisure LLC, Term Loan B-1 2027, 1 Mo. CME Term SOFR + 2.75%, 0.00% Floor	7.06%	02/16/27	9,787,423
3,696,600	Acrisure LLC, Term Loan B-6 2030, 1 Mo. CME Term SOFR + 3.00%, 0.00% Floor	7.31%	11/06/30	3,710,314
19,033,619	Alliant Holdings I LLC, Term Loan B, 1 Mo. CME Term SOFR + 2.75%, 0.00% Floor	7.05%	09/19/31	19,115,749
38,937,470	AmWins Group, Inc., Term Loan B, 1 Mo. CME Term SOFR + 2.25%, 0.75% Floor	6.56%	01/31/32	39,064,017
255,557	Ardonagh Midco 3 Ltd., Refi Term Loan B, 3 Mo. CME Term SOFR + CSA + 3.00%, 0.00% Floor	8.08%	02/15/31	692,568
4,127,457	Ardonagh Midco 3 Ltd., Refi Term Loan B, 6 Mo. CME Term SOFR + CSA + 3.00%, 0.00% Floor	8.04%	02/15/31	11,185,550

First Trust Senior Loan Fund (FTSL)
Portfolio of Investments (Continued)
January 31, 2025 (Unaudited)
Principal Value	Description	Rate (a)	Stated Maturity (b)	Value
SENIOR FLOATING-RATE LOAN INTERESTS (Continued)
	Insurance Brokers (Continued)
$29,578,412	AssuredPartners, Inc., 2024 Term Loan B5, 1 Mo. CME Term SOFR + 3.50%, 0.50% Floor	7.81%	02/14/31	$29,636,090
21,247,829	Baldwin Insurance Group Holdings LLC, Refi Term Loan, 1 Mo. CME Term SOFR + 3.00%, 0.00% Floor	7.30%	05/24/31	21,420,574
17,769,246	BroadStreet Partners, Inc., Term Loan B, 1 Mo. CME Term SOFR + 3.00%, 0.00% Floor	7.31%	06/16/31	17,878,260
6,796,220	Goosehead Insurance Holdings LLC, Term Loan B, 1 Mo. CME Term SOFR + 3.50%, 0.00% Floor	7.81%	01/08/32	6,838,696
25,227,499	Hub International Ltd., 2025 Refi Term Loan B, 3 Mo. CME Term SOFR + 2.50%, 0.75% Floor	6.79%	06/20/30	25,350,105
873,378	Hyperion Insurance Group Ltd. (aka - Howden Group), 2031 Maturity Term Loan B, 1 Mo. CME Term SOFR + 3.00%, 0.50% Floor	7.31%	02/21/31	878,190
824,446	Hyperion Insurance Group Ltd. (aka - Howden Group), Term Loan B, 1 Mo. CME Term SOFR + 3.50%, 0.50% Floor	7.81%	04/18/30	828,956
9,899,364	IMA Financial Group, Inc., Term Loan B, 1 Mo. CME Term SOFR + 3.00%, 0.50% Floor	7.30%	11/01/28	9,943,218
9,052,300	OneDigital Borrower LLC, Term Loan (Second Lien), 1 Mo. CME Term SOFR + 5.25%, 0.50% Floor	9.56%	07/02/32	9,161,652
12,404,720	OneDigital Borrower LLC, Term Loan B, 1 Mo. CME Term SOFR + 3.00%, 0.50% Floor	7.32%	07/02/31	12,469,969
20,783,053	Ryan Specialty Group LLC, Term Loan B, 1 Mo. CME Term SOFR + 2.25%, 0.00% Floor	6.56%	09/13/31	20,902,555
3,607,092	Truist Insurance Holdings LLC (McGriff/Panther Escrow), Term Loan (Second Lien), 3 Mo. CME Term SOFR + 4.75%, 0.00% Floor	9.08%	05/06/32	3,671,713
5,950,145	Truist Insurance Holdings LLC (McGriff/Panther Escrow), Term Loan B, 3 Mo. CME Term SOFR + 2.75%, 0.00% Floor	7.08%	05/06/31	5,976,177
22,581,598	USI, Inc., 2029 Term Loan, 3 Mo. CME Term SOFR + 2.25%, 0.00% Floor	6.58%	11/21/29	22,602,711
2,044,286	USI, Inc., 2030 Term Loan, 3 Mo. CME Term SOFR + 2.25%, 0.00% Floor	6.58%	09/27/30	2,046,555
				273,161,042
	Integrated Telecommunication Services — 0.9%
6,252,270	Numericable (Altice France S.A. or SFR), Term Loan B-11, 6 Mo. Synthetic USD LIBOR + 2.75%, 0.00% Floor	7.43%	07/31/25	5,768,282
1,895,000	Numericable (Altice France S.A. or SFR), Term Loan B-12, 6 Mo. Synthetic USD LIBOR + 3.69%, 0.00% Floor	8.37%	01/31/26	1,609,566
12,424,150	Numericable (Altice France S.A. or SFR), Term Loan B-13, 6 Mo. Synthetic USD LIBOR + 4.00%, 0.00% Floor	8.68%	08/14/26	10,527,914
3,587,159	Radiate Holdco LLC (Astound), Amendment No. 6 Term Loan, 1 Mo. CME Term SOFR + CSA + 3.25%, 0.75% Floor	7.68%	09/25/26	3,223,062
				21,128,824
	Internet Services & Infrastructure — 2.0%
16,534,714	Go Daddy Operating Co. LLC, Term Loan B-8, 1 Mo. CME Term SOFR + 1.75%, 0.00% Floor	6.06%	11/13/29	16,576,712
29,149,260	Sedgwick Claims Management Services, Inc., 2024 Term Loan B, 1 Mo. CME Term SOFR + 3.00%, 0.00% Floor	7.31%	07/31/31	29,347,766
				45,924,478

First Trust Senior Loan Fund (FTSL)
Portfolio of Investments (Continued)
January 31, 2025 (Unaudited)
Principal Value	Description	Rate (a)	Stated Maturity (b)	Value
SENIOR FLOATING-RATE LOAN INTERESTS (Continued)
	IT Consulting & Other Services — 1.9%
$66,667	CACI International, Inc., Term Loan B, 1 Mo. CME Term SOFR + 1.75%, 0.00% Floor	6.06%-6.09%	10/31/31	$1,003,130
25,314,332	Gainwell Acquisition Corp. (fka Milano), Term Loan B, 3 Mo. CME Term SOFR + CSA + 4.00%, 0.75% Floor	8.43%	10/01/27	24,168,858
19,588,258	Informatica Corp., 2024 Refi Term Loan B, 1 Mo. CME Term SOFR + 2.25%, 0.00% Floor	6.56%	10/30/28	19,735,170
				44,907,158
	Leisure Facilities — 0.1%
423,081	Bowlero (Kingpin Intermediate Holdings LLC), Term Loan, 1 Mo. CME Term SOFR + 3.50%, 0.00% Floor	7.81%	02/08/28	425,197
1,743,332	Life Time Fitness, Inc., Term Loan B, 3 Mo. CME Term SOFR + 2.50%, 0.00% Floor	6.80%	11/05/31	1,754,228
				2,179,425
	Life Sciences Tools & Services — 1.6%
2,734,463	ICON Clinical Investments LLC (PRA Health Sciences, Inc.), Lux Term Loan B, 3 Mo. CME Term SOFR + 2.00%, 0.50% Floor	6.33%	07/03/28	2,761,343
681,293	ICON Clinical Investments LLC (PRA Health Sciences, Inc.), US Term Loan B, 3 Mo. CME Term SOFR + 2.00%, 0.50% Floor	6.33%	07/03/28	687,990
10,294,307	IQVIA, Inc., Incremental Term Loan B-4, 3 Mo. CME Term SOFR + 2.00%, 0.00% Floor	6.33%	01/02/31	10,383,352
11,779,870	Parexel International Corp. (Phoenix Newco), 2025 Refi Term Loan, Daily SOFR + 2.50%, 0.50% Floor	6.81%	11/15/28	11,842,480
11,855,896	Syneos Health, Inc. (Star Parent), Term Loan B, 3 Mo. CME Term SOFR + 4.00%, 0.00% Floor	8.33%	09/30/30	11,721,687
				37,396,852
	Metal, Glass & Plastic Containers — 2.9%
3,902,230	Berlin Packaging LLC., Refi Term Loan B7, 1 Mo. CME Term SOFR + 3.50%, 0.00% Floor	7.84%	06/09/31	3,929,604
464,732	Berlin Packaging LLC., Refi Term Loan B7, 3 Mo. CME Term SOFR + 3.50%, 0.00% Floor	7.83%	06/09/31	467,991
9,697,587	Intertape Polymer Group, Inc. (Iris Holding, Inc.), Initial Term Loan, 3 Mo. CME Term SOFR + CSA + 4.75%, 0.50% Floor	9.14%	06/28/28	9,377,228
7,859,480	Magnera Corp. (Treasure Escrow/Glatfelter), Term Loan B, 3 Mo. CME Term SOFR + 4.25%, 0.00% Floor	8.76%	11/04/31	7,911,077
12,288,770	ProAmpac PG Borrower LLC, 2024 Refi Term Loan B, 3 Mo. CME Term SOFR + 4.00%, 0.75% Floor	8.30%-8.52%	09/15/28	20,378,418
7,779,558	Tekni-Plex (Trident TPI Holdings, Inc.), Term Loan B7, 6 Mo. CME Term SOFR + 3.75%, 0.50% Floor	8.19%	09/18/28	7,871,941
17,218,572	TricorBraun, Inc., Initial Term Loan, 1 Mo. CME Term SOFR + 3.25%, 0.50% Floor	7.68%	03/03/28	17,270,142
				67,206,401
	Movies & Entertainment — 0.3%
7,500,518	TKO Group Holdings, Inc. (UFC), Term Loan B-4, 3 Mo. CME Term SOFR + 2.25%, 0.00% Floor	6.77%	11/21/31	7,554,822
	Other Specialty Retail — 0.8%
2,570,566	Bass Pro Group LLC (Great Outdoors Group LLC), Term Loan B-3, 1 Mo. CME Term SOFR + 3.25%, 0.75% Floor	7.55%	01/31/32	2,590,912

First Trust Senior Loan Fund (FTSL)
Portfolio of Investments (Continued)
January 31, 2025 (Unaudited)
Principal Value	Description	Rate (a)	Stated Maturity (b)	Value
SENIOR FLOATING-RATE LOAN INTERESTS (Continued)
	Other Specialty Retail (Continued)
$9,359,658	Petco Health and Wellness Co., Inc., Initial Term Loan B, 3 Mo. CME Term SOFR + CSA + 3.25%, 0.75% Floor	7.84%	03/04/28	$9,014,053
8,000,000	Petsmart, Inc., Initial Term Loan B, 1 Mo. CME Term SOFR + CSA + 3.75%, 0.75% Floor	8.16%	02/12/28	8,030,000
				19,634,965
	Packaged Foods & Meats — 2.0%
5,385,541	Froneri International Ltd., USD Term Loan B4, 6 Mo. CME Term SOFR + 2.00%, 0.00% Floor	6.24%	09/30/31	5,402,155
10,394,424	Nomad Foods Ltd., Term Loan B-5, 6 Mo. CME Term SOFR + 2.50%, 0.50% Floor	6.97%	11/08/29	10,472,382
14,089,980	Shearer’s Foods LLC (Fiesta Purchaser, Inc.), Refi Term Loan B, 1 Mo. CME Term SOFR + 3.25%, 0.00% Floor	7.56%	02/12/31	14,150,919
1,377,551	Simply Good Foods (Atkins Nutritionals, Inc.), Refi Term Loan B, 1 Mo. CME Term SOFR + 2.00%, 0.50% Floor	6.31%	03/17/27	1,388,530
15,863,843	Utz Quality Foods LLC, Term Loan B, 1 Mo. CME Term SOFR + 2.50%, 0.00% Floor	6.81%	01/31/32	15,941,973
				47,355,959
	Paper & Plastic Packaging Products & Materials — 1.5%
28,064,330	Graham Packaging Co., L.P., 2024 Refi Term Loan B, 1 Mo. CME Term SOFR + 2.50%, 0.00% Floor	6.81%	08/04/27	28,200,863
6,400,747	Pactiv LLC/Evergreen Packaging LLC (fka Reynolds Group Holdings), 2024 Refi Term Loan B-4, 1 Mo. CME Term SOFR + 2.50%, 0.00% Floor	6.81%	09/24/28	6,430,927
				34,631,790
	Pharmaceuticals — 0.2%
5,266,441	Dechra Finance US LLC, USD Facility B1, 3 Mo. CME Term SOFR + 3.25%, 0.00% Floor	7.51%	01/23/32	5,303,490
	Research & Consulting Services — 5.1%
2,622,447	Acuren Holdings, Inc. (Acuren Delaware), Term Loan B, 1 Mo. CME Term SOFR + 2.75%, 0.00% Floor	7.06%	07/30/31	2,643,348
14,116,238	AlixPartners, LLP, Term Loan B, 1 Mo. CME Term SOFR + CSA + 2.50%, 0.50% Floor	6.93%	02/04/28	14,180,678
6,873,324	AmSpec Parent LLC, Term Loan B, 3 Mo. CME Term SOFR + 4.25%, 0.00% Floor	8.58%	12/20/31	6,911,987
24,922,180	Clarivate Analytics PLC (Camelot), 2024 Term Loan B, 1 Mo. CME Term SOFR + 2.75%, 0.00% Floor	7.06%	01/31/31	24,990,715
27,515,210	Dun & Bradstreet Corp., Term Loan B-2, 1 Mo. CME Term SOFR + 2.25%, 0.00% Floor	6.56%	01/18/29	27,599,131
3,056,505	Eisner Advisory Group LLC, Term Loan B, 1 Mo. CME Term SOFR + 4.00%, 0.50% Floor	8.31%	02/28/31	3,098,531
16,645,410	Grant Thornton Advisors LLC, Refi Term Loan B, 3 Mo. CME Term SOFR + 2.75%, 0.00% Floor	7.06%	05/30/31	16,715,654
7,783,767	J.D. Power (Project Boost Purchaser LLC), Refi Term Loan B, 3 Mo. CME Term SOFR + 3.00%, 0.00% Floor	7.31%	07/16/31	7,852,692
9,748,719	Ryan LLC, Incremental Term Loan B, 1 Mo. CME Term SOFR + 3.50%, 0.50% Floor	7.81%	11/14/30	9,792,393
6,146,671	Veritext Corp. (VT TopCo, Inc.), Refi Term Loan, 3 Mo. CME Term SOFR + 3.00%, 0.50% Floor	7.33%	08/12/30	6,212,625
				119,997,754

First Trust Senior Loan Fund (FTSL)
Portfolio of Investments (Continued)
January 31, 2025 (Unaudited)
Principal Value	Description	Rate (a)	Stated Maturity (b)	Value
SENIOR FLOATING-RATE LOAN INTERESTS (Continued)
	Restaurants — 3.8%
$22,334,658	1011778 B.C. Unlimited Liability Co. (Restaurant Brands) (aka Burger King/Tim Horton’s), 2024 Refi Term Loan B-6, 1 Mo. CME Term SOFR + 1.75%, 0.00% Floor	6.06%	09/23/30	$22,292,780
38,672,467	IRB Holding Corp. (Arby’s/Inspire Brands), Term Loan B, 1 Mo. CME Term SOFR + 2.50%, 0.75% Floor	6.81%	12/15/27	38,840,112
4,992,500	Raising Cane’s Restaurants LLC, Term Loan B, 1 Mo. CME Term SOFR + 2.00%, 0.00% Floor	6.31%	09/18/31	5,008,101
22,100,284	Whatabrands LLC, Term Loan B, 1 Mo. CME Term SOFR + 2.50%, 0.50% Floor	6.81%	08/03/28	22,210,012
				88,351,005
	Security & Alarm Services — 0.4%
8,585,051	Garda World Security Corp., Refi Term Loan B, 1 Mo. CME Term SOFR + 3.00%, 0.00% Floor	7.31%	02/01/29	8,624,757
	Specialized Consumer Services — 2.0%
6,350,728	Belron Finance US LLC, 2031 USD Term Loan B, 3 Mo. CME Term SOFR + 2.75%, 0.50% Floor	7.27%	10/16/31	6,413,442
14,386,889	Caliber Collision (Wand NewCo 3, Inc.), 2025 Refi Term Loan B, 1 Mo. CME Term SOFR + 2.75%, 0.00% Floor	7.06%	01/30/31	14,404,872
25,116,323	Mister Car Wash Holdings, Inc., Term Loan B, 3 Mo. CME Term SOFR + 2.75%, 0.00% Floor	7.04%	03/27/31	25,276,565
				46,094,879
	Systems Software — 2.7%
6,125,025	Gen Digital, Inc. (fka NortonLifeLock, Inc.), 2024 Refi Term Loan, 1 Mo. CME Term SOFR + 1.75%, 0.50% Floor	6.06%	09/12/29	6,134,978
15,969,472	Idera, Inc. (Flash Charm), 2024 Refi Term Loan, 3 Mo. CME Term SOFR + 3.50%, 0.75% Floor	8.07%	03/02/28	15,265,857
2,296,177	Idera, Inc. (Flash Charm), Term Loan (Second Lien), 3 Mo. CME Term SOFR + CSA + 6.75%, 0.75% Floor	11.47%	03/02/29	2,181,368
28,223,832	Proofpoint, Inc., 2024 Refi Term Loan, 1 Mo. CME Term SOFR + 3.00%, 0.50% Floor	7.31%	08/31/28	28,426,761
979,500	Sophos Group PLC (Surf), Term Loan B, 1 Mo. CME Term SOFR + CSA + 3.50%, 0.00% Floor	7.93%	03/05/27	988,546
7,387,518	SS&C Technologies Holdings, Inc., Term Loan B8, 1 Mo. CME Term SOFR + 2.00%, 0.00% Floor	6.31%	05/09/31	7,416,698
2,475,838	SUSE (Marcel Bidco LLC), Term Loan B, Daily SOFR + 3.50%, 0.50% Floor	7.78%-8.03%	11/13/30	2,512,976
				62,927,184
	Trading Companies & Distributors — 1.6%
5,988,535	Aggreko Holdings, Inc. (Albion), Term Loan B, 3 Mo. CME Term SOFR + 3.00%, 0.50% Floor	7.29%	08/02/29	6,043,749
947,180	American Builders & Contractors Supply Co., Inc., 2024 Refi Term Loan, 1 Mo. CME Term SOFR + 1.75%, 0.00% Floor	6.06%	01/31/31	952,830
4,718,430	Core & Main, L.P. (fka - HD Supply Waterworks), Term Loan B, 1 Mo. CME Term SOFR + 2.00%, 0.00% Floor	6.31%	07/27/28	4,742,022
1,000,000	Core & Main, L.P. (fka - HD Supply Waterworks), Term Loan E, 1 Mo. CME Term SOFR + 2.00%, 0.00% Floor	6.31%	02/10/31	1,006,250
241,284	United Rentals, Inc., Term Loan, 1 Mo. CME Term SOFR + 1.75%, 0.00% Floor	6.06%	02/15/31	243,818

First Trust Senior Loan Fund (FTSL)
Portfolio of Investments (Continued)
January 31, 2025 (Unaudited)
Principal Value	Description	Rate (a)	Stated Maturity (b)	Value
SENIOR FLOATING-RATE LOAN INTERESTS (Continued)
	Trading Companies & Distributors (Continued)
$15,841,119	Veritiv Corp. (Verde Purchaser LLC), Term Loan B, 3 Mo. CME Term SOFR + 4.00%, 0.00% Floor	8.83%	11/29/30	$15,880,722
8,650,893	White Cap Supply Holdings LLC, Term Loan B, 1 Mo. CME Term SOFR + 3.25%, 0.00% Floor	7.56%	10/29/29	8,680,782
				37,550,173
	Transaction & Payment Processing Services — 0.3%
7,469,726	Worldpay (GTCR W Merger Sub LLC/Boost Newco LLC), Term Loan B, 3 Mo. CME Term SOFR + 2.00%, 0.00% Floor	6.83%	01/31/31	7,510,810
	Total Senior Floating-Rate Loan Interests			2,018,417,940
	(Cost $2,016,280,489)

Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES — 9.6%
	Aerospace & Defense — 0.4%
6,898,000	TransDigm, Inc. (c)	6.38%	03/01/29	6,975,747
3,000,000	TransDigm, Inc. (c)	7.13%	12/01/31	3,101,613
				10,077,360
	Application Software — 0.0%
1,529,150	GoTo Group, Inc. (c)	5.50%	05/01/28	691,940
	Broadcasting — 1.0%
27,984,270	iHeartCommunications, Inc. (c)	7.75%	08/15/30	22,974,025
1,209,000	Sirius XM Radio LLC (c)	3.13%	09/01/26	1,169,962
				24,143,987
	Building Products — 0.1%
2,500,000	Builders FirstSource, Inc. (c)	6.38%	03/01/34	2,517,603
	Cable & Satellite — 1.4%
8,626,000	CSC Holdings LLC (c)	7.50%	04/01/28	6,364,073
2,278,000	CSC Holdings LLC (c)	11.25%	05/15/28	2,260,722
28,542,000	CSC Holdings LLC (c)	6.50%	02/01/29	24,354,318
				32,979,113
	Casinos & Gaming — 0.6%
3,493,000	VICI Properties, L.P.	5.75%	04/01/34	3,510,168
10,000,000	VICI Properties, L.P. / VICI Note Co., Inc. (c)	5.75%	02/01/27	10,100,750
				13,610,918
	Electric Utilities — 0.1%
2,000,000	Lightning Power LLC (c)	7.25%	08/15/32	2,067,170
	Food Distributors — 0.1%
3,000,000	US Foods, Inc. (c)	7.25%	01/15/32	3,117,342
	Health Care Supplies — 0.1%
1,332,000	Medline Borrower, L.P. / Medline Co-Issuer, Inc. (c)	6.25%	04/01/29	1,355,140
	Insurance Brokers — 1.6%
7,805,000	AmWINS Group, Inc. (c)	6.38%	02/15/29	7,900,206
2,181,000	AmWINS Group, Inc. (c)	4.88%	06/30/29	2,079,015
2,147,000	Arthur J. Gallagher & Co.	5.45%	07/15/34	2,142,920
2,000,000	Baldwin Insurance Group Holdings LLC / Baldwin Insurance Group Holdings Finance (c)	7.13%	05/15/31	2,047,292
4,837,000	HUB International Ltd. (c)	7.25%	06/15/30	5,004,863

First Trust Senior Loan Fund (FTSL)
Portfolio of Investments (Continued)
January 31, 2025 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (Continued)
	Insurance Brokers (Continued)
$15,095,000	Panther Escrow Issuer LLC (c)	7.13%	06/01/31	$15,468,586
2,932,000	Ryan Specialty LLC (c)	5.88%	08/01/32	2,907,199
				37,550,081
	Integrated Telecommunication Services — 0.1%
1,471,000	Radiate Holdco LLC / Radiate Finance, Inc. (c)	4.50%	09/15/26	1,304,525
	Internet Services & Infrastructure — 0.2%
763,000	Go Daddy Operating Co. LLC / GD Finance Co., Inc. (c)	5.25%	12/01/27	756,719
4,750,000	Go Daddy Operating Co. LLC / GD Finance Co., Inc. (c)	3.50%	03/01/29	4,395,265
				5,151,984
	Leisure Facilities — 0.1%
2,000,000	Six Flags Entertainment Corp. / Six Flags Theme Parks, Inc. (c)	6.63%	05/01/32	2,044,576
	Life Sciences Tools & Services — 0.1%
979,000	Star Parent, Inc. (c)	9.00%	10/01/30	1,031,428
	Managed Health Care — 0.1%
287,000	HealthEquity, Inc. (c)	4.50%	10/01/29	271,199
1,283,000	Molina Healthcare, Inc. (c)	4.38%	06/15/28	1,234,423
				1,505,622
	Metal, Glass & Plastic Containers — 0.3%
3,095,000	Berry Global, Inc. (c)	5.63%	07/15/27	3,101,964
4,167,000	Berry Global, Inc. (c)	5.65%	01/15/34	4,220,909
				7,322,873
	Packaged Foods & Meats — 1.2%
3,000,000	Performance Food Group, Inc. (c)	6.13%	09/15/32	3,010,053
26,001,000	Post Holdings, Inc. (c)	6.25%	02/15/32	26,053,080
				29,063,133
	Paper & Plastic Packaging Products & Materials — 0.3%
6,062,000	Pactiv Evergreen Group Issuer, Inc. / Pactiv Evergreen Group Issuer LLC (c)	4.00%	10/15/27	6,076,258
	Systems Software — 1.0%
5,468,000	Crowdstrike Holdings, Inc.	3.00%	02/15/29	5,026,566
18,639,000	SS&C Technologies, Inc. (c)	5.50%	09/30/27	18,603,098
				23,629,664
	Trading Companies & Distributors — 0.8%
5,085,000	American Builders & Contractors Supply Co., Inc. (c)	4.00%	01/15/28	4,909,545
14,349,000	United Rentals North America, Inc. (c)	6.00%	12/15/29	14,594,942
				19,504,487
	Total Corporate Bonds and Notes			224,745,204
	(Cost $225,105,182)
FOREIGN CORPORATE BONDS AND NOTES — 2.3%
	Application Software — 0.7%
3,910,000	Open Text Corp. (c)	6.90%	12/01/27	4,047,183
12,478,000	Open Text Corp. (c)	3.88%	02/15/28	11,859,937
				15,907,120
	Casinos & Gaming — 0.2%
3,450,000	Flutter Treasury Designated Activity Co. (c)	6.38%	04/29/29	3,509,557
	Data Processing & Outsourced Services — 0.2%
4,795,000	Paysafe Finance PLC / Paysafe Holdings US Corp. (c)	4.00%	06/15/29	4,458,551

First Trust Senior Loan Fund (FTSL)
Portfolio of Investments (Continued)
January 31, 2025 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
FOREIGN CORPORATE BONDS AND NOTES (Continued)
	Environmental & Facilities Services — 0.4%
$1,323,000	GFL Environmental, Inc. (c)	4.00%	08/01/28	$1,260,954
8,318,000	GFL Environmental, Inc. (c)	6.75%	01/15/31	8,639,524
				9,900,478
	Restaurants — 0.6%
16,800,000	1011778 BC ULC / New Red Finance, Inc. (c)	4.00%	10/15/30	15,226,489
	Specialized Consumer Services — 0.2%
3,900,000	Belron UK Finance PLC (c)	5.75%	10/15/29	3,867,428
	Total Foreign Corporate Bonds and Notes			52,869,623
	(Cost $51,902,501)

Shares	Description	Value
COMMON STOCKS — 0.0%
	Pharmaceuticals — 0.0%
249,316	Akorn, Inc. (d) (e) (f)	9,973
	(Cost $2,858,880)
RIGHTS — 0.0%
	Life Sciences Tools & Services — 0.0%
1	New Millennium Holdco, Inc., Corporate Claim Trust, no expiration date (e) (g) (h) (i)	0
1	New Millennium Holdco, Inc., Lender Claim Trust, no expiration date (e) (g) (h) (i)	0
	Total Rights	0
	(Cost $0)
MONEY MARKET FUNDS — 11.2%
263,958,731	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 4.24% (j)	263,958,731
	(Cost $263,958,731)

	Total Investments — 109.1%	2,560,001,471
	(Cost $2,560,105,783)
	Net Other Assets and Liabilities — (9.1)%	(213,627,843)
	Net Assets — 100.0%	$2,346,373,628

(a)
Senior Floating-Rate Loan Interests (“Senior Loans”) in which the Fund invests pay interest at rates which are periodically predetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the SOFR obtained from the U.S. Department of the Treasury’s Office of Financial Research or another major financial institution, (ii) the lending rate offered by one or more major European banks, such as the synthetic LIBOR, (iii) the prime rate offered by one or more
United States banks or (iv) the certificate of deposit rate. Certain Senior Loans are subject to a SOFR or synthetic LIBOR floor that establishes a minimum SOFR or synthetic LIBOR rate. When a range of rates is disclosed, the Fund holds more than one contract within the same tranche with identical SOFR or synthetic LIBOR period, spread and floor, but different SOFR or synthetic LIBOR reset dates.

(b)	Senior Loans generally are subject to mandatory and/or optional prepayment. As a result, the actual remaining maturity of Senior Loans may be substantially less than the stated maturities shown.
(c)
This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under
Rule 144A of the Securities Act of 1933, as amended (the “1933 Act”), and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be liquid by First Trust Advisors L.P. (the “Advisor”). Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment. At January 31, 2025, securities noted as such amounted to $266,935,173 or
11.4% of net assets.

First Trust Senior Loan Fund (FTSL)
Portfolio of Investments (Continued)
January 31, 2025 (Unaudited)
(d)	This issuer has filed for protection in bankruptcy court.
(e)	Non-income producing security.
(f)
Security received in a transaction exempt from registration under the 1933 Act. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers (see Restricted Securities table).

(g)	Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be illiquid by the Advisor.
(h)
This security is fair valued by the Advisor’s Pricing Committee in accordance with procedures approved by the Trust’s Board of
Trustees, and in accordance with provisions of the Investment Company Act of 1940 and rules thereunder, as amended. At
January 31, 2025, securities noted as such are valued at $0 or 0.0% of net assets.

(i)	This security’s value was determined using significant unobservable inputs (see Valuation Inputs section).
(j)	Rate shown reflects yield as of January 31, 2025.

Abbreviations throughout the Portfolio of Investments:
CME	– Chicago Mercantile Exchange
CSA	– Credit Spread Adjustment
LIBOR	– London Interbank Offered Rate
SOFR	– Secured Overnight Financing Rate
USD	– United States Dollar

Valuation Inputs
The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
• Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
• Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
• Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.
A summary of the inputs used to value the Fund’s investments as of January 31, 2025 is as follows:

	Total Value at 1/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Senior Floating-Rate Loan Interests*	$2,018,417,940	$—	$2,018,417,940	$—
Corporate Bonds and Notes*	224,745,204	—	224,745,204	—
Foreign Corporate Bonds and Notes*	52,869,623	—	52,869,623	—
Common Stocks*	9,973	—	9,973	—
Rights*	— **	—	—	— **
Money Market Funds	263,958,731	263,958,731	—	—
Total Investments	$2,560,001,471	$263,958,731	$2,296,042,740	$— **

*	See Portfolio of Investments for industry breakout.
**	Investments are valued at $0.
Level 3 investments are fair valued by the Advisor’s Pricing Committee and are footnoted in the Portfolio of Investments. All Level 3 values are based on unobservable inputs.

First Trust Senior Loan Fund (FTSL)
Portfolio of Investments (Continued)
January 31, 2025 (Unaudited)

Unfunded Loan Commitments
As of January 31, 2025, the Fund had the following unfunded loan commitments which are categorized as Level 2 within the fair value hierarchy.

Borrower	Principal Value	Commitment Amount	Value	Unrealized Appreciation (Depreciation)
Alter Domus (Chrysaor Bidco S.A.R.L.), Term Loan	$455,029	$456,881	$460,799	$3,918
AmSpec Parent LLC, Term Loan	1,057,435	1,062,263	1,063,382	1,119
Grant Thornton Advisors LLC, Term Loan	244,565	244,565	245,597	1,032
Hanger, Inc., Term Loan	497,497	495,010	503,094	8,084
R1 RCM, Inc. (Raven Acq. Holdings LLC), Term Loan	681,709	680,134	684,876	4,742
Signia Aerospace LLC, Term Loan	336,756	336,756	338,336	1,580
		$3,275,609	$3,296,084	$20,475

Restricted Securities
As of January 31, 2025, the Fund held restricted securities as shown in the following table that the Advisor deemed illiquid pursuant to procedures adopted by the Trust’s Board of Trustees:

Security	Acquisition Date	Shares	Current Price	Carrying Cost	Value	% of Net Assets
Akorn, Inc.	10/15/20	249,316	$0.04	$2,858,880	$9,973	0.00%*

*	Amount is less than 0.01%.